Offsets	Sep. 04, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	F-3
File Number	333-229096-01
Initial Filing Date	Dec. 28, 2018
Fee Offset Claimed	$ 144,836.93
Explanation for Claimed Amount	The Registrants previously registered an indeterminate amount of securities having an aggregate offering price of up to US$10000000000 pursuant to a Registration Statement on Form F-3 Nos. 333-229096 and 333-229096-01 filed on December 28 2018 (the "Prior Registration Statement") and paid a total registration fee of U.S.$1212000. Pursuant to Rule 457(p) US$760820 of the registration fees paid in connection with unsold securities registered under the Prior Registration Statement (the offering of which unsold securities has been terminated) can be applied to registration fees due under this Registration Statement on Form F-3ASR Nos. 333-261817 and 333-261817-01 ("Current Registration Statement"). After the filing of the final prospectus supplement to which this Exhibit is attached US$479478 of registration fees paid in connection with the Prior Registration Statement remain available for future fee offsets under the Current Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	PETROBRAS - PETROLEO BRASILEIRO SA
Form or Filing Type	F-3
File Number	333-229096-01
Filing Date	Dec. 28, 2018
Fee Paid with Fee Offset Source	$ 144,836.93